Schedule of unaudited financial information of Anteya Technology Corp. (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance sheet
Current assets	$ 1,362,458	$ 1,522,520	$ 2,275,809
Total assets	1,876,407	2,273,763	3,658,508
Current liabilities	650,531	763,390	1,023,366
Stockholders' equity	1,225,876	1,510,373	2,635,142	3,053,992
Total liabilities and stockholders' equity	1,876,407	2,273,763	3,658,508
Anteya Technology Corp [Member]
Balance sheet
Current assets	3,887,730	4,634,083	4,671,187
Non-current assets	838,800	730,201	1,101,058
Total assets	4,726,530	5,364,284	5,772,245
Current liabilities	2,806,245	2,475,513	2,437,814
Non-current liabilities	455,884	762,048	1,097,420
Stockholders' equity	1,464,401	2,126,723	2,237,011
Total liabilities and stockholders' equity	$ 4,726,530	$ 5,364,284	$ 5,772,245